Average Annual Total Returns - CCM Community Impact Bond Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.68%	2.06%
CRA Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	(0.08%)	1.17%
CRA Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	(0.99%)	0.26%
CRA Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	(0.46%)	0.50%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	0.39%	1.63%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	0.01%	1.27%